Offerings	Apr. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	10,421,043
Proposed Maximum Offering Price per Unit	10.50
Maximum Aggregate Offering Price	$ 109,420,951.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,111.03
Offering Note	Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 10,421,043 shares of Common Stock issuable by the Company upon the conversion of 10,244,861 shares of Series A Preferred Stock, taking into account for this purpose, payment-in-kind dividends through April 3, 2029 and assuming, solely for this purpose a conversion price of $5.00 and the number of shares of Common Stock underlying such shares of Series A Preferred Stock is 35,112,293, which amount represent a good-faith estimate of the maximum number of shares of Common Stock that may become issuable upon conversion of such shares Series A Preferred Stock. The remaining 24,691,250 shares of Common Stock were registered on the Prior Registration Statement and are included on Table 3 below.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) of the Securities Act, and in the case of the shares underlying the Series A Preferred Stock and the Series A Warrants, Rule 457(g) of the Securities Act, on the basis of the average of the high ($11.4899) and low ($9.51) sales prices of the Common Stock as reported on the Nasdaq Stock Market on April 10, 2026, which date is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	7,453,388
Proposed Maximum Offering Price per Unit	10.50
Maximum Aggregate Offering Price	$ 78,260,574.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,807.79
Offering Note	Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 7,479,388 shares of Common Stock including (i) 75,000 shares of Common Stock issuable to Cohen & Company Securities, LLC (ii) 25,000 shares of Common Stock issuable to Outside The Box Capital Inc. and (iii) 7,353,388 shares of Common Stock issuable upon the exercise of options to purchase Common stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) of the Securities Act, and in the case of the shares underlying the Series A Preferred Stock and the Series A Warrants, Rule 457(g) of the Securities Act, on the basis of the average of the high ($11.4899) and low ($9.51) sales prices of the Common Stock as reported on the Nasdaq Stock Market on April 10, 2026, which date is within five business days prior to filing this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	157,739,111
Proposed Maximum Offering Price per Unit	10.50
Maximum Aggregate Offering Price	$ 1,656,260,665.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 228,729.60
Offering Note	Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents up to 157,739,111 shares of Common Stock held by or issuable to the Selling Securityholders consisting of (i) 8,800,833 shares of Common Stock held by Bleichroeder Sponsor 1 LLC (ii) up to 35,112,293 shares of Common Stock issuable to certain Selling Securityholders upon conversion of 10,244,861 shares of Series A Preferred Stock issued as consideration in the Merger (as defined herein) to the holders of Pre-Funded Convertible Notes (assuming, solely for this purpose, a $5.00 conversion price and taking into account accrued interest through April 3, 2029), which amount represents a good-faith estimate of the maximum amount of shares of Common Stock that may become issuable upon conversion of such shares of Series A Preferred Stock (iii) up to 24,248,102 shares of Common Stock issuable to certain Selling upon the exercise of Series A Warrants issued as consideration in the Merger to the holders of Pre-Funded Warrants (assuming, solely for this purpose, a $5.00 exercise price), which amount represents a good-faith estimate of the maximum amount of shares of Common Stock that may become issuable upon exercise of such Series A Warrants (iv) up to 39,313,276 shares of Common Stock issuable to certain Selling Securityholders upon conversion of 11,470,590 shares of Series A Preferred Stock purchased by the PIPE Investors, (assuming, solely for this purpose, a $5.00 conversion price and taking into account accrued interest through April 3, 2029), which amount represents a good-faith estimate of the maximum amount of shares of Common Stock that may become issuable upon conversion of such shares of Series A Preferred Stock (v) up to 26,529,418 shares of Common Stock issuable to certain Selling Securityholders upon exercise of certain Series A Warrants, (assuming, solely for this purpose, a $5.00 exercise price), which amount represents a good-faith estimate of the maximum amount of shares of Common Stock that may become issuable upon exercise of such Series A Warrants (vi) 23,696,509 shares of Common Stock issued as consideration in the Merger to certain of the holders of Pre-Funded Convertible Notes.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) of the Securities Act, and in the case of the shares underlying the Series A Preferred Stock and the Series A Warrants, Rule 457(g) of the Securities Act, on the basis of the average of the high ($11.4899) and low ($9.51) sales prices of the Common Stock as reported on the Nasdaq Stock Market on April 10, 2026, which date is within five business days prior to filing this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Preferred Stock
Amount Registered | shares	736,744
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 8,840,928.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,220.93
Offering Note	Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 736,744 shares of Series A Preferred Stock held by certain of the Selling Securityholders.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(i) of the Securities Act, on the basis of the exercise price of the Series A Warrants and the conversion price of the Series A Preferred Stock of $12.00.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	760,232
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 9,122,784.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,259.86
Offering Note	Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 760,232 Series A Warrants held by certain of the Selling Securityholders.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(i) of the Securities Act, on the basis of the exercise price of the Series A Warrants and the conversion price of the Series A Preferred Stock of $12.00.